Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related party transactions
22	Related party transactions

(a)	Related party transactions

During the year ended December 31, 2020, the Company recorded consulting fees of $200 (2019 - $200) to companies related by common directors or officers. Related party transactions occurred in the normal course of business.

(b)   Compensation of directors and key management personnel

The remuneration of the Company’s directors, officers and other key management personnel during the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
	$	$
Salaries and other short term employment benefits	2,289	3,304
Share-based payments	496	1,581
Total compensation	2,785	4,885

(1)	calculated at fair value on day of the grant